The main subsidiaries included in the consolidated financial statements are as follows: (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Sector - Brazil [Member] | Agora Corretora De Tituloe Valores Mobiliarnos S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie		Ágora Corretora de Títulos e Valores Mobiliários S.A
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector - Brazil [Member] | Banco Bradescard S.A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradescard S.A.	Banco Bradescard S.A.
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Financial Sector - Brazil [Member] | Banco Bradesco B B I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco BBI S.A.	Banco Bradesco BBI S.A.
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Financial Sector - Brazil [Member] | Banco Bradesco B E R J S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco BERJ S.A.	Banco Bradesco BERJ S.A.
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Financial Sector - Brazil [Member] | Banco Bradesco Financiamentos S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco Financiamentos S.A	Banco Bradesco Financiamentos S.A
Financial Sector - Brazil [Member] | Banco Losango S A Banco Multiplo [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Losango S.A. Banco Múltiplo
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Financial Sector - Brazil [Member] | Bradesco Administradora De Consorcios Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Administradora de
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Financial Sector - Brazil [Member] | Bradesco Leasing S.A. Arrendamento Mercantil [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie			Bradesco Leasing S.A. Arrendamento Mercantil
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Leases	Leases
Financial Sector - Brazil [Member] | Bradesco Kirton Corretora De Cambio S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco-Kirton Corretora de Câmbio S.A.
Shareholding interest (%)	99.97%	99.97%
Shareholding interest (%)	99.97%	99.97%
Activity	Exchange Broker
Financial Sector - Brazil [Member] | Bradesco S A Corretora De Titulos E Valores Mobiliarios [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco S.A. Corretora de Títulos e Valores Mobiliários
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Brokerage
Financial Sector - Brazil [Member] | B R A M Bradesco Asset Management S A D T V M [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Asset Management S.A. DTVM
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Asset management
Financial Sector - Brazil [Member] | Kirton Bank S A Banco Multiplo [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Kirton Bank S.A. Banco Múltiplo
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Banking
Financial Sector - Brazil [Member] | Tempo Servicos Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Tempo Serviços Ltda
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Services
Financial Sector Overseas [Member] | Banco Bradesco Argentina S A U [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco Argentina S.A.U.
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Banking
Financial Sector Overseas [Member] | Banco Bradesco Europa S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco Europa S.A.
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Banking
Financial Sector Overseas [Member] | Banco Bradesco S A Grand Cayman Branch [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco S.A. Grand Cayman Branch
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Banking
Financial Sector Overseas [Member] | Banco Bradesco S A New York Branch [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco S.A. New York Branch
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Banking
Financial Sector Overseas [Member] | Bradesco Securities Inc [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Securities, Inc.
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Brokerage
Financial Sector Overseas [Member] | Bradesco Securities U K Limited [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Securities, UK. Limited
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Brokerage
Financial Sector Overseas [Member] | Bradesco Securities Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Securities, Hong Kong Limited
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Brokerage
Financial Sector Overseas [Member] | Cidade Capital Markets Ltd [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Cidade Capital Markets Ltd
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Banking
Financial Sector Overseas [Member] | Bradescard Mexico Sociedad De Responsabilidad Limitada [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradescard México, sociedad de Responsabilidad Limitada
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Cards
Financial Sector Overseas [Member] | B A C Florida Bank [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	BAC Florida Bank
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Banking
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Bradescard Mexico Sociedad De Responsabilidad Limitada [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Atlântica Companhia de Seguros
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Bradesco Auto R E Companhia De Seguros [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Auto/RE Companhia de Seguros
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Bradesco Capitalizacao S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Capitalização S.A.
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Bradesco Saude S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Saúde S.A.
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Bradesco Seguros S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Seguros S.A.
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Bradesco Vida E Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Vida e Previdência S.A.
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Odontoprev S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Odontoprev S.A
Bradescard Mexico Sociedad De Responsabilidad Limitada [Member] | B A C Florida Bank [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	nsurance
Bradescard Mexico Sociedad De Responsabilidad Limitada [Member] | Bradesco Auto R E Companhia De Seguros [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Insurance
Bradescard Mexico Sociedad De Responsabilidad Limitada [Member] | Bradesco Capitalizacao S A [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Capitalization bonds
Bradescard Mexico Sociedad De Responsabilidad Limitada [Member] | Bradesco Saude S A [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100000.00%	100000.00%
Shareholding interest (%)	100000.00%	100000.00%
Activity	Insurance/health
Bradescard Mexico Sociedad De Responsabilidad Limitada [Member] | Bradesco Seguros S A [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	99.96%	99.96%
Shareholding interest (%)	99.96%	99.96%
Activity	Insurance
Bradescard Mexico Sociedad De Responsabilidad Limitada [Member] | Bradesco Vida E Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Pension plan/Insurance
Bradescard Mexico Sociedad De Responsabilidad Limitada [Member] | Odontoprev S A [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	50.01%	50.01%
Shareholding interest (%)	50.01%	50.01%
Activity	Dental care
Insurance - Overseas [Member] | Bradesco Argentina de Seguros S.A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Argentina de Seguros S.A
Shareholding interest (%)	99.98%	99.98%
Shareholding interest (%)	99.98%	99.98%
Activity	Insurance
Other Activities Brazil [Member] | Andorra Holdings S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Andorra Holdings S.A.
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Holding
Other Activities Brazil [Member] | Bradseg Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradseg Participações S.A
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Holding
Other Activities Brazil [Member] | Bradescor Corretora De Seguros Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradescor Corretora de Seguros Ltda.
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Insurance Brokerage
Other Activities Brazil [Member] | B S P Empreendimentos Imobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	BSP Empreendimentos Imobiliários S.A
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Real estate
Other Activities Brazil [Member] | Cia Securitizadora De Creditos Financeiros Rubi [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Cia. Securitizadora de Créditos Financeiros Rubi
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Credit acquisition
Other Activities Brazil [Member] | Columbus Holdings S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Columbus Holdings S.A. (6)
Shareholding interest (%)		100.00%
Shareholding interest (%)		100.00%
Activity	Holding
Other Activities Brazil [Member] | Nova Paiol Participacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Nova Paiol Participações Ltda.
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Holding
Other Activities Overseas [Member] | Bradesco North America L L C [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco North America LLC
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Services
Other Activities Overseas [Member] | Bradesco F I R F Master I I Previdencia [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FI RF Máster II Previdência
Other Activities Overseas [Member] | Bradesco F I R F Master I I I Previdencia [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FI RF Máster III Previdência
Other Activities Overseas [Member] | Bradesco F I R F Credito Previdencia [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FI RF Credito Privado Master
Other Activities Overseas [Member] | Bradesco F I R F Master Previdencia [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FI RF Máster Previdência
Other Activities Overseas [Member] | Bradesco F I Referenciado D I Master [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FI Referenciado DI Master
Other Activities Overseas [Member] | Bradesco F I C F I R F Cred Priv Premium P G B L V G B L [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FIC FI RF Cred. Priv. Premium PGBL/VGBL
Other Activities Overseas [Member] | Bradesco F I C F I R F V G B L F 10 [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FIC FI RF VGBL - F10
Other Activities Overseas [Member] | Bradesco F I C F I R F Athenas P G B L V G B L [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FIC FI RF Athenas PGBL/VGBL
Other Activities Overseas [Member] | Bradesco F I R F Privado Master Premium [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FI RF Privado Master Premium
Other Activities Overseas [Member] | Bradesco Private F I C F I R F Cred. Priv P G B L V G B L [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Private FIC FI RF Cred. Priv.PGBL/VGBL
Investment funds [member] | Bradesco F I R F Master I I Previdencia [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Investment Fund
Investment funds [member] | Bradesco F I R F Master I I I Previdencia [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Investment Fund
Investment funds [member] | Bradesco F I R F Master Previdencia [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Investment Fund
Investment funds [member] | Bradesco F I Referenciado D I Master [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Investment Fund
Investment funds [member] | Bradesco F I C F I R F Cred Priv Premium P G B L V G B L [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Investment Fund
Investment funds [member] | Bradesco F I C F I R F V G B L F 10 [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Investment Fund
Investment funds [member] | Bradesco F I C F I R F Athenas P G B L V G B L [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Investment Fund
Investment funds [member] | Bradesco F I R F Privado Master Premium [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Investment Fund
Investment funds [member] | Bradesco Private F I C F I R F Cred. Priv P G B L V G B L [Member]
IfrsStatementLineItems [Line Items]
Shareholding interest (%)	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Activity	Investment Fund